OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 06, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Net loan receivable from related party		$ 36.3	$ 31.3
Advances for the purchase of capital equipment		19.9	19.9
Royalty interests		5.6	5.6
Long-term prepayment		4.9	0.0
Derivatives		4.4	4.1
Other		5.5	5.2
Other assets		102.7	93.7
Contract term (in years)	15 years
Prepayment issued during period		4.9
Allowance for doubtful non-current non-trade receivables from related parties		36.0	36.0
Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Marketable securities and warrants and bond fund investments		24.2	21.7
Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Marketable securities and warrants and bond fund investments		$ 1.9	$ 5.9